NOTE 8 - LOAN PAYABLE (Details) (CAD)	9 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Jul. 09, 2012
Payable Loans
Debt Instrument, Face Amount	95,530	109,044
Debt Instrument, Interest Rate, Effective Percentage	6.00%		6.00%
Debt Instrument, Periodic Payment	7,232.50